Share Capital - Schedule of Share Based Compensation Expense (Details) - Canadian Dollars [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Share-based compensation expenses	$ 2,554	$ 1,463
Stock Options [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	634	559
Restricted Stock Units (RSUs) [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	1,085	456
Deferred Stock Units (DSUs) [Member]
Statement Line Items [Line Items]
Share-based compensation expenses	$ 835	$ 448